American Funds Tax-Exempt Fund of New York
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

October 12, 2010

Ms. Laura Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Tax-Exempt Fund of New York (the “Fund”)
File Nos. 333-168594 and 811-22448

Dear Ms. Hatch:

In response to your comment letter dated August 13, 2010 to the Fund’s initial Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  The Amendment reflects additional information that was not contained in the initial Registration Statement.

Prospectus

Fees and Expenses of the Fund

1.           Comment:  Pursuant to Instruction 6 to Item 3 of Form N-1A, please only footnote
“Other expenses” to indicate that they are estimated for the current fiscal year.  Please delete the footnote references to “Distribution and/or service (12b-1) fees” and “Total annual fund operating expenses.”  In addition, please delete the footnote references from the headings in the expense example.

Response:   We have removed the footnotes to address your comment.

Principal Investment Strategies

2. Comment:  Please discuss the duration and/or maturity of the securities in which the fund will invest.

Response:  We have included the following language in the fund’s statement of additional information: “The fund will invest substantially in securities with maturities in excess of three years.”  We do not believe that this is a principal investment strategy of the fund and therefore feel that it is more appropriately included in the fund’s statement of additional information.

Performance Information

3.           Comment:  Please consider including a performance section, noting that the Fund is new and performance information does not yet exist.

Response:  We have included language in the prospectus to address your comment.

Investment Adviser

4.           Comment:  Pursuant to Item 10(a)(iii) of Form N-1A, please include a statement that a discussion regarding the basis for the board of directors approving any investment advisory contract of the Fund is available in the Fund’s annual or semi-annual report to shareholders, as applicable, and provide the period covered by the relevant annual or semi-annual report.

Response:   We have included language in the prospectus to address your comment.

Statement of Additional Information

5.           Comment:  Pursuant to Item 20(a)(4) of Form N-1A, please include a description of any material conflicts of interest that may arise in connection with the portfolio counselors’ management of the Fund’s investments.

Response:   The “investment adviser” section of the statement of additional information contains the following paragraph:

“The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.”

We believe this language addresses your comment.

General

6.           Comment:  We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:  As mentioned above, the Amendment contains additional information that was not included in the initial Registration Statement.  We note your comment and understand that you may have additional comments.

7.           Comment:  Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response:  We do not expect to submit an exemptive application or no-action request in connection with the Registration Statement.

Finally, as requested, the Fund acknowledges:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration of our response to your comments. As mentioned in previous conversations with the staff, we hope to have the Fund’s Registration Statement declared effective by November 1, 2010.  As such, we would greatly appreciate your comments to the Amendment as soon as possible.  We undertake to file audited financial statements related to the initial capitalization of the Fund with the next amendment to the Fund’s Registration Statement on Form N-1A. We look forward to your response to this letter and the Amendment.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,
/s/ Timothy W. McHale
Timothy W. McHale
Counsel, Capital Research and Management Company

Enclosure